INFORMATION ABOUT COMPONENTS OF EQUITY (Tables)	12 Months Ended
Jun. 30, 2020
INFORMATION ABOUT COMPONENTS OF EQUITY
Summary of contributions made by Bioceres S.A.

	06/30/2020	06/30/2019	06/30/2018

Capital contributions	—	294,041	1,572,235
Intangible contributed	—	623,022	2,105,616
Preferred shares contributed	—	—	3,331,534
Incorporation of financial debt (*)	—	(15,475,410)	(5,000,000)
	—	(14,558,347)	2,009,385

(*)Financial debt assumed by the Group in connection with Rizobacter acquisition

Summary of subsidiaries whose non-controlling interest are significant

Name	Country	06/30/2020	06/30/2019	06/30/2018
Rizobacter Argentina S.A.	Argentina	20%	20%	40%

Summarized financial information

Summary financial statements:	06/30/2020	06/30/2019	06/30/2018
Current assets	148,256,827	115,546,951	86,461,071
Non-current assets	49,843,457	47,418,450	48,295,110
Total assets	198,100,284	162,965,401	134,756,181

Current liabilities	129,838,941	100,590,919	88,270,487
Non-current liabilities	32,935,399	34,788,705	29,598,319
Total liabilities	162,774,340	135,379,624	117,868,806

Equity attributable to controlling interest	35,324,227	27,584,666	16,824,251
Equity attributable to non-controlling interest	1,717	1,111	63,124
Total equity	35,325,944	27,585,777	16,887,375

Total liabilities and equity	198,100,284	162,965,401	134,756,181

Summary statements of comprehensive income or loss	06/30/2020	06/30/2019	06/30/2018
Revenues	162,404,866	156,741,933	129,798,271
Initial recognition and changes in the fair value of biological assets	716,741	—	—
Cost of sales	(86,533,561)	(85,287,771)	(71,699,144)
Gross margin	76,588,046	71,454,162	58,099,127

Research and development expenses	(2,689,468)	(2,367,727)	(2,902,235)
Selling, general and administrative expenses	(36,103,289)	(31,316,843)	(31,219,784)
Share of profit or loss of joint ventures and associates	1,960,549	1,071,297	(1,683,949)
Other income	(380,871)	286,626	524,672
Operating profit	39,374,967	39,127,515	22,817,831

Financial results	(30,014,131)	(24,650,359)	(37,989,573)
Profit (loss) before taxes	9,360,836	14,477,156	(15,171,742)

Income tax (expense) benefit	(3,830,106)	(7,729,300)	3,275,077
Result for the year	5,530,730	6,747,856	(11,896,665)

Exchange differences on translation of foreign operations	1,281,974	17,197	(8,266,718)
Revaluation of property, plant and equipment, net of tax	3,921,091	(1,347,124)	14,079,875
Total comprehensive result	10,733,795	5,417,929	(6,083,508)